Performance Management - Matrix Advisors Value ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
Concurrently with the Fund’s commencement of operations, the Fund acquired all of the assets and liabilities of the Matrix Advisors Value Fund (the “Predecessor Mutual Fund”), in a tax-free reorganization (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Mutual Fund were exchanged for shares of the Fund. The Predecessor Mutual Fund had an investment objective and investment strategies that were, substantially similar as those of the Fund. The Fund’s performance for periods prior to February 21, 2025 is that of the Predecessor Mutual Fund.
The bar chart and table provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the Predecessor Mutual Fund as the result of the Reorganization. The bar chart shows changes in the Predecessor Mutual Fund’s performance from year to year over the past ten calendar years. The table shows how the Predecessor Mutual Fund’s average annual returns for one-year, five-year, ten-year, and since inception periods compared with those of a broad-based securities market index. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting the Fund’s website at: https://MatrixAdvisorsValueETF.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the Predecessor Mutual Fund as the result of the Reorganization. The bar chart shows changes in the Predecessor Mutual Fund’s performance from year to year over the past ten calendar years. The table shows how the Predecessor Mutual Fund’s average annual returns for one-year, five-year, ten-year, and since inception periods compared with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]
The Fund’s year-to-date return as of September 30, 2025 was 16.85%.
During the periods shown in the bar chart, the Predecessor Mutual Fund’s highest quarterly return was 23.90% for the quarter ended June 30, 2020, and the lowest quarterly return was -27.68% for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	16.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	23.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(27.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	This table shows returns for the Predecessor Mutual Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Footnotes	This table shows returns for the Predecessor Mutual Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees and expenses)
Performance Availability Website Address [Text]	https://MatrixAdvisorsValueETF.com